American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
April 30, 2025

One Choice Blend+ 2030 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
Avantis U.S. Equity Fund G Class	401,518	6,962,326
Avantis U.S. Small Cap Value Fund G Class	42,342	623,279
Focused Large Cap Value Fund G Class	571,521	5,823,797
Growth Fund G Class	100,666	5,546,692
Heritage Fund G Class	28,443	779,058
Mid Cap Value Fund G Class	76,404	1,168,984
Small Cap Growth Fund G Class	29,852	650,471
		21,554,607
Domestic Fixed Income Funds — 34.3%
Avantis Core Fixed Income Fund G Class	1,430,360	11,986,419
High Income Fund G Class	298,714	2,545,044
Inflation-Adjusted Bond Fund G Class	188,034	2,027,010
Short Duration Fund G Class	88,841	872,422
Short Duration Inflation Protection Bond Fund G Class	160,568	1,722,900
		19,153,795
International Equity Funds — 16.1%
Avantis Emerging Markets Equity Fund G Class	86,161	1,027,038
Avantis International Equity Fund G Class	238,583	3,123,050
Focused International Growth Fund G Class	98,616	1,774,106
Global Real Estate Fund G Class	63,914	833,444
International Small-Mid Cap Fund G Class	29,772	301,291
International Value Fund G Class	196,455	1,931,152
		8,990,081
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	122,358	1,093,878
Global Bond Fund G Class	573,604	5,024,772
		6,118,650
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $51,815,165)		55,817,133
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$55,817,133

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$6,176	$2,006	$980	$(240)	$6,962	402	$39	$96
Avantis U.S. Small Cap Value Fund	608	179	27	(137)	623	42	1	25
Focused Large Cap Value Fund	4,494	2,119	485	(304)	5,824	572	(11)	427
Growth Fund	3,825	2,834	838	(274)	5,547	101	(36)	233
Heritage Fund	698	220	95	(44)	779	28	21	82
Mid Cap Value Fund	1,106	252	91	(98)	1,169	76	(6)	96
Small Cap Growth Fund	594	133	21	(55)	651	30	3	7
Avantis Core Fixed Income Fund	11,752	2,676	2,447	6	11,987	1,430	(50)	419
High Income Fund	2,537	393	354	(31)	2,545	299	1	138
Inflation-Adjusted Bond Fund	1,925	302	267	67	2,027	188	(30)	40
Short Duration Fund	—	874	3	1	872	89	—	4
Short Duration Inflation Protection Bond Fund	1,573	305	215	60	1,723	161	(6)	41
Avantis Emerging Markets Equity Fund	912	210	79	(16)	1,027	86	2	30
Avantis International Equity Fund	2,731	647	403	148	3,123	239	4	107
Focused International Growth Fund	1,481	334	72	31	1,774	99	(1)	13
Global Real Estate Fund	752	173	86	(6)	833	64	1	25
International Small-Mid Cap Fund	277	46	11	(11)	301	30	—	8
International Value Fund	1,577	446	251	159	1,931	196	6	86
Emerging Markets Debt Fund	1,101	133	154	14	1,094	122	(3)	38
Global Bond Fund	4,898	853	760	34	5,025	574	(26)	153
American Century Low Volatility ETF	1,500	328	1,604	(224)	—	—	271	13
Avantis Short-Term Fixed Income Fund	765	184	936	(13)	—	—	16	22
Emerging Markets Fund	55	—	47	(8)	—	—	10	—
Focused Dynamic Growth Fund(3)	188	—	114	(74)	—	—	96	—
Non-U.S. Intrinsic Value Fund	62	—	47	(15)	—	—	13	—
	$51,587	$15,647	$10,387	$(1,030)	$55,817	4,828	$315	$2,103
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.